Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ernst & Young [member]
Auditor's remuneration [abstract]
Auditors Remuneration	$ 0	$ 0	$ 0